Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit)	6 Months Ended
Jan. 31, 2023
Class of Stock [Line Items]
Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit)
13: Common Stock, Redeemable Convertible Preferred Stock, and Stockholders’ Equity (Deficit)
The authorized capital stock of the Company consists of 1,100,000,000 shares of stock, $0.0001 par value per share, of which 1,000,000,000 shares are designated as Common Stock and 100,000,000 shares are designated as Preferred Stock.
Common Stock
The Company has issued and outstanding 118,190,135 shares of Common Stock as of January 31, 2023. Holders of Common Stock are entitled to one vote for each share.
Dividend Rights
Subject to the preferences that may apply to any shares of the Company’s preferred stock outstanding at the time, the holders of Common Stock will be entitled to receive dividends, out of funds legally available for the payment of dividends, if the Board of Directors, in its discretion, authorizes the issuance of dividends. The Company’s Board of Directors has not declared any dividends related to Company Common Stock as of January 31, 2023, and through the date these financial statements were available to be issued.
Right to Receive Liquidation Distributions
If the Company becomes subject to a liquidation, dissolution, or winding-up,
the assets legally available for distribution to the Company’s stockholders would be distributable ratably among the holders of Common Stock and any participating series of the Company’s Preferred stock outstanding at that time, subject to prior satisfaction of all outstanding debt and liabilities and the preferential rights and liquidation preferences of any outstanding shares of the Company’s preferred stock.
Preferred Stock
The Board of Directors of the Company has not issued any classes or series of preferred stock as of January 31, 2023, and through the date these financial statements were available to be issued.
The Board of Directors of the Company is authorized, subject to limitations prescribed by law, to issue preferred stock in one or more series, to establish the number of shares to be included in each series, and to fix the designation, powers, preferences, voting power, and conversion rights of the shares of each series without further vote or action by the Company’s stockholders. The Board of Directors is empowered to increase or decrease the number of shares of any series of the Company’s Preferred Stock, but not below the number of shares of that series then outstanding, without any further vote or action by the Company’s stockholders.
The Predecessor’s capital structure includes the following classes of securities:
Predecessor Common Stock
The Predecessor’s common stock contains the following rights:
Liquidation Rights
— In the event of any liquidation or dissolution of the Predecessor (“Liquidation Event”), the holders of predecessor’s common stock are entitled to the remaining assets of the Predecessor legally available for distribution after the payment of the full liquidation preference for all series of the Predecessor’s outstanding redeemable convertible preferred stock (“Preferred Stock”).
Dividends and Voting Rights
— The holders of the Predecessor’s common stock are entitled to receive dividends if declared by the Predecessor, but not until all dividends on all series of the Predecessor’s redeemable convertible preferred stock have been either paid or declared and segregated. Holders of the Predecessor’s common stock have the right to one vote per share.

Predecessor Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock consists of (in thousands, except share data):

	Predecessor
	February 1, 2022 to August 3, 2022		Year Ended January 31, 2022
	Shares Issued and Outstanding	Amount	Shares Issued and Outstanding	Amount
Convertible preferred stock—Series E, $0.00001 par value—authorized 19,033,653 shares; (liquidation preference $28,354,249)	15,767,013	$36,291	15,227,437	$33,248
Convertible preferred stock—Series D, $0.00001 par value—authorized 14,833,942 shares; (liquidation preference $21,222,496)	13,871,547	21,067	13,871,547	21,067
Convertible preferred stock—Series D-2, $0.00001 par value—authorized 993,868 shares (liquidation preference $1,216,439)	993,868	1,451	993,868	1,451
Convertible preferred stock—Series D-1, $0.00001 par value—authorized shares 5,878,303 (liquidation preference $8,094,053)	5,878,303	8,171	5,878,303	8,171
Convertible preferred stock—Series C-1, $0.00001 par value—authorized 16,208,756 shares (liquidation preference $14,037,000)	11,882,605	16,836	11,376,115	13,979
Convertible preferred stock—Series C, $0.00001 par value—authorized 21,124,700 shares (liquidation preference $19,999,999)	21,124,699	19,899	21,124,699	19,899
Convertible preferred stock—Series B, $0.00001 par value—authorized 26,914,949 shares (liquidation preference $22,124,088)	26,914,949	22,047	26,914,949	22,047
Convertible preferred stock—Series A, $0.00001 par value—authorized 16,122,188 shares (liquidation preference $10,246,261)	15,997,285	10,159	15,997,285	10,159
Convertible preferred stock—Series seed, $0.00001 par value—authorized 9,198,372 shares (liquidation preference $2,285,795)	9,198,372	2,208	9,198,372	2,208

	121,628,641	$138,129	120,582,575	$132,229

Predecessor Redeemable convertible preferred stock — Series E
— In September 2020, in connection with the Cyveillance Acquisition, the Predecessor issued 8,110,058 shares of Series E Predecessor redeemable convertible preferred stock (“Series E”) with a fair value of $2.09 per share. As a result of these shares being issued the Predecessor incurred issuance costs of $0.1 million. The difference between the carrying value of Series E and the liquidation preference of Series E, as defined below, is equal to the issuance costs. Such difference is not being accreted as Series E is not mandatorily redeemable, and the Predecessor did not believe that a deemed liquidation event was probable of occurring. Subsequent to September 2020, an additional 7,117,379 shares of Series E redeemable convertible preferred stock were issued with an aggregate fair value totaling approximately $16.4 million.
Predecessor Redeemable convertible preferred stock
—
Series D, Series
D-1,
and Series
D-2
— In December 2019, the
Predecessor issued 13,871,547 shares of Series D Predecessor redeemable convertible preferred stock (“Series D”) at
$1.529930 per share for aggregate proceeds of $21.2 million, less issuance costs of $0.2 million. The difference between the carrying value of Series D and the liquidation preference of Series D, as defined below, is equal to the issuance costs. Such difference is not being accreted as Series D is not mandatorily redeemable, and the Predecessor did not believe that a deemed liquidation event was probable of occurring.
The sale of Series D on December 20, 2019 triggered the automatic redemption of the convertible notes. The outstanding principal and accrued interest on the notes payable of $8.6 million was redeemed for 5,878,303 shares of Series
D-1
with a fair value per share of $1.39 and 993,868 shares of Series
D-2
with a fair value per share of $1.46. Therefore, as a result of the redemption, the Predecessor recorded redeemable convertible
Series D-1
preferred stock of $8.2 million and redeemable convertible Series
D-2
preferred stock of $1.5 million. The difference between the value of the Series
D-1
and Series
D-2
redeemable convertible preferred stock recorded of $9.6 million and the outstanding principal and accrued interest on the notes payable of $8.6 million was equal to $1.1 million, which was recorded as a loss on debt extinguishment.
Predecessor Redeemable convertible preferred stock
—
Series
C-1
— In May 2018, the Predecessor issued 11,376,115 shares
of Series
C-1
Predecessor redeemable convertible preferred stock (“Series
C-1”)
at $1.233901 per share for aggregate
proceeds of $14.0 million, less issuance costs of $0.1 million. The difference between the carrying value of
Series
C-1
and the liquidation preference of Series
C-1,
as defined below, is equal to the issuance costs.
Such difference is not being accreted as Series
C-1
is not mandatorily redeemable, and the Predecessor did
not believe that a deemed liquidation event was probable of occurring.
Predecessor Redeemable convertible preferred stock — Series C
— In April 2017, the Predecessor issued 21,124,699 shares
of Series C Predecessor redeemable convertible preferred stock (“Series C”) at $0.946759 per share for aggregate proceeds of $20.0 million, less issuance costs of $0.1 million. The difference between the carrying value of
Series C and the liquidation preference of Series C, as defined below, is equal to the issuance costs. Such difference is not being accreted as Series C is not mandatorily redeemable, and the Predecessor did not believe that a deemed liquidation event was probable of occurring.
Predecessor Redeemable convertible preferred stock
—
Series B
— In November 2015, the Predecessor issued
25,176,396 shares of Series B Predecessor redeemable convertible preferred stock (“Series B”) at $0.822 per share for aggregate proceeds of $20.7 million, less issuance costs of $0.1 million. The difference between the carrying value of Series B and the liquidation preference of Series B, as defined below, is equal to the issuance costs. Such difference is not being accreted as Series B is not mandatorily redeemable, and the
Predecessor did not believe that a deemed liquidation event was probable of occurring.
The sale of Series B on November 20, 2015, triggered the redemption of outstanding convertible notes payable held by several strategic investors of the Predecessor. The outstanding principal and accrued interest on the notes payable totaled $1.3 million, which was converted into 1,738,553 shares of Series B, with a value of $1.4 million. The difference of $0.1 million represents, on average, a 6.2% discount on the selling price of Series B as required under the provisions of the convertible notes payable. The value of the discount was recognized on the date of the conversion.
Predecessor Redeemable convertible preferred stock
—
Series A
— In April 2014, the Predecessor issued 15,997,285 shares
of Series A Predecessor redeemable convertible preferred stock (“Series A”) at $0.6405 per share for aggregate proceeds of $10.2 million, less issuance costs of $0.1 million. The difference between the carrying value of Series A and the liquidation preference of Series A, as defined below, is equal to the issuance cost. Such difference not being accreted as Series A is not mandatorily redeemable and the Predecessor did not believe that a deemed liquidation event was probable of occurring.
Predecessor Series E, Series
D-2,
Series
D-1,
Series D, Series
C-1,
Series C, Series B, and Series A
(collectively the “Series Preferred”) contain the following rights:
Conversion and Redemption Provisions
— Series Preferred is mandatorily convertible upon either a Qualified
IPO, which is defined in the Predecessor’s certificate of incorporation as the closing of the sale of shares of

Predecessor Common Stock to the public at a price of at least five (5) times the Predecessor Series D Original Issue Price (defined in the Predecessor’s certificate of incorporation as $1.529930 per share, subject to adjustment based on the occurrence of certain events) in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $30,000,000 of proceeds, net of the underwriting discount and commissions, to the Predecessor or the vote of the holders of a majority of the Series Preferred and Series Seed and the vote of a holders a majority of the Series D,
Series
D-1
and Series
D-2.
The requisite holders approved the mandatory conversion of the Series Preferred by written consent on December 18, 2021. The holders of the Predecessor’s Series Preferred are entitled to convert their shares into Predecessor common stock on demand. The number of shares of Predecessor common stock issued upon conversion is determined based on the number of converted Series Preferred and the conversion ratio. The conversion ratio is calculated by dividing the original issue price by the conversion price then in effect. The conversion price can be adjusted based on the occurrence of certain events, as defined in the certificate of incorporation. The table below depicts the original issue date, original issue price, conversion price, and conversion ratio, including all changes to conversion prices and conversion ratios from each Series Preferred original issue date through January 31,
2022.

Predecessor Preferred Stock Series	Original Issue Date	Effective Date of Conversion Price	Original Issue Price	Conversion Price	Conversion Ratio
Series A	April 14, 2014	November 20, 2015	$0.640	$0.320	2.0
Series B	November 20, 2015	November 20, 2015	$0.822	$0.411	2.0
Series C	April 26, 2017	April 26, 2017	$0.947	$0.473	2.0
Series C-1	May 31, 2018	May 31, 2018	$1.234	$0.617	2.0
Series D	December 20, 2019	December 20, 2019	$1.530	$0.765	2.0
Series D-1	December 20, 2019	December 20, 2019	$1.224	$0.612	2.0
Series D-2	December 20, 2019	December 20, 2019	$1.377	$0.688	2.0
Series E	September 30, 2020	September 30, 2020	$1.862	$0.931	2.0
The Series Preferred is not mandatorily redeemable. The Series Preferred is contingently redeemable upon the occurrence of a deemed liquidation event and a majority vote of the holders of Series Preferred and Series Seed to redeem all outstanding shares of the Predecessor’s redeemable convertible preferred stock. The contingent redemption upon the occurrence of a deemed liquidation is not within the Predecessor’s control and therefore the Series Preferred is classified outside of permanent equity in mezzanine equity on the Predecessor’s Consolidated Balance Sheet.
Liquidation Rights —
In the event of any liquidation, the holders of shares of Series Preferred shall be entitled to be paid, on a pari passu basis, an amount per share equal to the original issue price, plus all declared but unpaid dividends prior to the payment of the liquidation preference for the holders of Series
Seed or any distribution to holders of the Predecessor’s common stock.
Dividends —
The holders of Predecessor’s Series Preferred are entitled to receive noncumulative dividends in the amount of
8% of the original issuance price if, and only if, declared by the Board. The holders of Series Preferred, prior to, and in preference to, any dividends paid on Series Seed and common stock. Holders of Series Preferred are entitled to receive dividends on an as-if-converted
basis at the same rate as common stockholders, if and when dividends are declared, and are entitled to a number of votes per share equal to the number of shares of common stock into which such shares are convertible. As of January 31, 2022, no dividends have been declared or paid.
Voting Rights
— Voting rights are consistent with the rights of holders of common stock, except for special rights to approve certain Predecessor actions or appoint a member of the Board, except as otherwise required by law.
Predecessor Redeemable convertible preferred stock — Series Seed
— On June 21, 2013, the Predecessor issued
7,645,871 shares of Series Seed at $0.2485 per share for aggregate proceeds of $1.9 million, less offering costs of $0.1 million. One of the investors who purchased Series Seed on June 21, 2013, also received a warrant, at no additional cost, to acquire an additional 115,000 shares of Series Seed at $0.01 per share. The cash proceeds received on the initial sale of Series Seed were first allocated to the fair value of the warrant issued and recorded as a warrant liability in the amount of $0.03 million, with the remainder of the cash proceeds, totaling $1.9 million, allocated to the carrying value of Series Seed.
The sale of Series Seed on June 21, 2013, triggered the redemption of outstanding convertible notes payable held by early investors in the Predecessor. The outstanding principal and accrued interest on the notes payable totaled $0.3 million, which was converted into 1,437,501 shares of Series Seed, with a value of $0.4 million. The difference of $0.1 million represents a 20% discount on the selling price of Series Seed as required under the provisions of the notes payable. The value of the discount was recognized on the date of conversion.
On June 26, 2013, the warrant issued on June 21, 2013 was exercised. At exercise, the Predecessor issued 115,000 shares of Series Seed and recognized the value of Series Seed equal to the cash proceeds from the exercise of $1,150, plus the fair value of the warrant as recognized on issuance of $0.03 million, for a total of $0.03 million.
The difference between the carrying value of Series Seed and the liquidation preference of Series Seed, as defined below, is equal to the issuance costs, plus the fair value of the warrant on the date of grant. Such difference is not being accreted as Series Seed is not mandatorily redeemable, and the Predecessor did not believe that a deemed liquidation event was probable of occurring.
Predecessor Series Seed contains the following rights:
Conversion and Redemption Provisions
— Series Seed is mandatorily convertible upon either a Qualified
IPO, which is defined in the Predecessor’s certificate of incorporation as the closing of the sale of shares of
Common Stock to the public at a price of at least five (5) times the Predecessor Series D Original Issue Price (defined in the Company’s certificate of incorporation as $1.529930 per share, subject to adjustment based on the occurrence of certain events) in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $30,000,000 of proceeds, net of the underwriting discount and commissions, to the Predecessor or the vote of the holders of a majority of the Series Preferred and Series Seed and the vote of a holders a majority of the Series D,
Series
D-1
and Series
D-2.
The requisite holders approved the mandatory conversion of the Series Seed by written consent on December 18, 2021.
The holders of the Series
Seed are entitled to convert their shares into Predecessor common stock on demand. The number of shares of common stock issued upon conversion is determined based on the number of converted
Series Seed and the conversion ratio, which varies based upon the occurrence of certain events. The conversion ratios for Series Seed are described in the table below.

Predecessor Preferred Stock Series	Original Issue Date	Effective Date of Conversion Price	Original Issue Price	Conversion Price	Conversion Ratio
Seed Series	June 21, 2013	June 21, 2013	$0.249	$0.249	1.0
Seed Series	November 20, 2015	November 20, 2015	$0.249	$0.124	2.0
The Series Seed is not mandatorily redeemable. The Series Seed is contingently redeemable upon the occurrence of a deemed liquidation event and a majority vote of the holders of Series Preferred and Series Seed to redeem all outstanding shares of the Predecessor’s redeemable convertible preferred stock. The contingent redemption upon the occurrence of a deemed liquidation is not within the Predecessor’s control and therefore the Series Seed is classified outside of permanent equity in mezzanine equity on the Predecessor’s Consolidated Balance sheet.
Liquidation Rights
— In the event of any liquidation event, the holders of shares of Series Seed are entitled to an amount per share equal to the original issue price, plus all declared but unpaid noncumulative dividends, after the payment of the full liquidation preference to Series A, Series B, Series C, Series
C-1,
Series D, Series
D-1
and Series
D-2,
but prior to any distributions to holders of common stock.

Dividends and Voting Rights
— The holders of Series Seed are entitled to receive noncumulative dividends in the amount of 8% of the original Series Seed issue price if, and only if, declared by the Board. Holders of
Series Seed are entitled to receive dividends on an
as-if-converted
basis at the same rate as common stockholders, if dividends are declared, and are entitled to the number of votes per share equal to the number of shares of common stock into which such shares are convertible. As of January 31, 2022, no dividends have been declared or paid. Voting rights are consistent with the rights of holders of common stock, except for special rights to approve certain Predecessor actions or appoint a member of the Board, except as otherwise required by law.
The Company’s and Predecessor’s common stock reserved for future issuance is as follows:

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Series Seed redeemable convertible preferred stock	—	18,396,744
Series A redeemable convertible preferred stock	—	31,994,570
Series B redeemable convertible preferred stock	—	53,829,898
Series C redeemable convertible preferred stock	—	42,249,398
Series C-1 redeemable convertible preferred stock	—	22,752,230
Series D redeemable convertible preferred stock	—	27,743,094
Series D-1 redeemable convertible preferred stock	—	11,756,606
Series D-2 redeemable convertible preferred stock	—	1,987,736
Series E redeemable convertible preferred stock	—	30,454,874
Common stock warrants	16,213,430	1,924,790
Series A redeemable convertible preferred stock warrants	—	249,806
Series B redeemable convertible preferred stock warrants	—	292,682
Series C-1 redeemable convertible preferred stock warrants	—	1,296,700
Series E redeemable convertible preferred stock warrants	—	1,825,944
Stock options issued and outstanding	7,869,050	21,715,815
Restricted stock units issued and outstanding	2,802,426	—
Sponsor earn-out shares	1,293,750	—
Shares available for future grant under the 2022 plan	15,829,510	—
Shares available for future grant under the 2013 plan	—	1,193,436

	44,008,166	269,664,323